Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Summary of Balances in Financial Debt

Total financial liabilities amounted to EUR 470,874 thousand and EUR 434,605 thousand at December 31, 2025 and at December 31, 2024 respectively; the balances in financial liabilities are as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Lease liabilities	4,382	5,092
Bank overdrafts and short-term loan facilities	30,001	50,030
Bank loans	87,363	56,812
Fair value of derivatives	592	3,420
Financial liabilities for accrued interests	1,169	1,573
Total current financial liabilities	123,507	116,927

Lease liabilities	9,377	11,809
Bank loans	287,929	255,437
Notes	49,853	49,790
Fair value of derivatives	208	642
Total non-current financial liabilities	347,367	317,678

Financial Liabilities	470,874	434,605

Summary of Reconciliation Total Borrowings

The following table sets forth the reconciliation of total borrowings (inclusive of accrued interest):

	At December 31,	Cash flows			Non-cash changes		At December 31,
	2024	Proceeds	Repayments	Accrued interest paid in the period	Amortized Cost	Accrued interest in the period	2025
	(EUR thousand)
Bank loans	313,552	120,000	(56,893)	(1,304)	(63)	995	376,287
Bank overdrafts and short-term loan facilities	50,299	30,001	(50,030)	(269)	—	174	30,175
Notes	49,790	—	—	—	63	—	49,853
Total Borrowings	413,641	150,001	(106,923)	(1,573)	—	1,169	456,315

Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders

The following table shows maturities and average interest rates for liabilities to banks and other lenders:

At December 31, 2025

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	87,488	2026	3.11%	87,488
	EUR	107,952	2027	3.11%	107,952
	EUR	88,611	2028	3.07%	88,611
	EUR	43,611	2029	3.02%	43,611
	EUR	36,111	2030	2.96%	36,111
	EUR	11,806	2031	2.88%	11,806
Amortized Cost	EUR	(287)	2026-2031		(287)
Total Bank Loans					375,292

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(147)	2026-2028		(147)
Total Notes					49,853

Overdrafts and short-term loan facilities	EUR	30,001	2026	2.07%	30,001
Total Overdrafts and short-term loan facilities					30,001

Total Bank Loans and Overdrafts					455,146

At December 31, 2024

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	56,893	2025	3.64%	56,893
	EUR	87,488	2026	3.84%	87,488
	EUR	90,591	2027	3.95%	90,591
	EUR	57,500	2028	4.03%	57,500
	EUR	10,000	2029	4.23%	10,000
	EUR	10,000	2030	4.23%	10,000
Amortized Cost	EUR	(223)	2025-2030		(223)
Total Bank Loans					312,249

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(210)	2025-2028		(210)
Total Notes					49,790

Overdrafts and short-term loan facilities	EUR	50,001	2025	3.02%	50,001
	DKK	220	2025	4.19%	29
Total Overdrafts and short-term loan facilities					50,030

Total Bank Loans and Overdrafts					412,069